Financial instruments (Details 3) ₽ in Millions, € in Millions, £ in Millions, SFr in Millions, R in Millions, $ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 RUB (₽)	Mar. 31, 2022 ZAR (R)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 RUB (₽)	Mar. 31, 2021 ZAR (R)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 CHF (SFr)
Forward contract| AUD - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		$ 10						$ 7
Forward contract| AUD - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Nineteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		$ 4
Forward contract| AUD - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								$ 10
Forward contract| GBP - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £			£ 9
Forward contract| GBP - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £									£ 8
Forward contract| RUB - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽				₽ 7,171
Forward contract| RUB - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽										₽ 2,799
Forward contract| RUB - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽				₽ 9,600
Forward contract| RUB - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽										₽ 6,850
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	$ 720
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							$ 353
Forward contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	68
Forward contract| US$ - MXN| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	21
Forward contract| US$ - MXN| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							10
Forward contract| ZAR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | R					R 31
Forward contract| ZAR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eight [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | R											R 111
Forward contract| ZAR - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | R					R 122
Forward contract| ZAR - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | R											R 148
Forward contract| US$ - RUB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	1
Forward contract| US$ - RUB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nine [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							2
Forward contract| US$ - RON| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eight [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	12
Forward contract| US$ - RON| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Ten [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							12
Forward contract| US$ - AUD| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nine [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	4
Forward contract| US$ - AUD| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eleven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							3
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Ten [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £			£ 48
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twelve [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £									£ 48
Forward contract| EUR - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eleven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | €						€ 47
Forward contract| EUR - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fourteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							16
Forward contract| US$ - KZT| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twelve [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	9
Forward contract| US$ - KZT| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Sixteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							4
Forward contract| US$ - KZT| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twenty [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							9
Forward contract| US$ - CLP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Thirteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	3
Forward contract| US$ - CLP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seventeen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							3
Forward contract| US$ - COP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fourteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	7
Forward contract| US$ - COP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eighteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							4
Forward contract| US$ - BRL| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fifteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	3
Forward contract| US$ - BRL| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nineteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							4
Option contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eighteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	60
Option contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	275
Forward contract| CHF - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | SFr													SFr 200
Forward contract| CHF - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fifteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | SFr													SFr 200
Forward contract| EUR - GBP| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Thirteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | €												€ 1
Forward contract| US$ - UAH| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							14
Option contract| US$ - INR| Sell Risk Reversal [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount							$ 645
Forward Contract| EUR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Sixteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | €						€ 2
Forward contract| US$ - THB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seventeen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	$ 2